Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table.
Below is the tabular disclosure for the Company’s CEO and the average of our NEOs other than the CEO for 2022, 2021 and
2020.

	SUMMARY COMPENSATION TABLE TOTAL FOR CEO (1)			COMPENSATION ACTUALLY PAID TO CEO (2)			AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (LOSS) (H) ($MILLIONS)	ADJUSTED EBITDA [COMPANY SELECTED MEASURE] ($MILLIONS)(4)
Year	BLOOMQUIST	CONSIGLIO	BOYNTON	BLOOMQUIST	CONSIGLIO	BOYNTON			TOTAL SHAREHOLDER RETURN(3)	PEER GROUP TOTAL SHAREHOLDER RETURN
2022	3,164,731	7,992,927	-	6,344,838	5,047,378	-	1,641,145	2,800,039	250	136	(14.919)	177
2021	-	-	5,665,507	-	-	3,806,923	1,336,480	926,166	149	145	66.414	127
2020	-	-	5,579,824	-	-	8,221,626	829,928	1,631,787	170	123	0.555	100

(1)
For 2022, CEOs were De Lyle Bloomquist and Vito Consiglio (former); other NEOs were Marcus Moeltner, Joshua Hicks, William Manzer and James Posze. For 2021, the CEO was Paul Boynton (former); other NEOs included Marcus Moeltner, Joshua Hicks, William Manzer and James Posze. For 2020, the CEO was Paul Boynton (former), other NEOs were Marcus Moeltner, Frank Ruperto (former), William Manzer and James Posze
.
Mr. Consiglio’s SCT amount includes severance payments under the Executive Severance Plan; he did not receive any additional or enhanced benefits beyond those which he was contractually entitled.

(2)
The dollar amounts reported represent CAP, as computed in accordance with SEC rules. The fair value of option awards was determined using a Black-Sholes option-pricing model. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to SCT total compensation to determine the CAP values:

CEO Reconciliation Table:

FISCAL YEAR	SCT TOTAL FOR CEO	MINUS SCT CHANGE IN PENSION VALUE FOR CEO	PLUS PENSION VALUE SERVICE COST	MINUS SCT EQUITY FOR CEO	PLUS EOY FAIR VALUE OF EQUITY AWARDS GRANTED DURING FISCAL YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY	PLUS CHANGE FROM BOY TO EOY IN FAIR VALUE OF AWARDS GRANTED IN ANY PRIOR FISCAL YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY	PLUS CHANGE IN FAIR VALUE FROM BOY TO VESTING DATE OF AWARDS GRANTED IN ANY PRIOR FISCAL YEAR THAT VESTED DURING THE FISCAL YEAR	CEO CAP
2022: Bloomquist	3,164,731	0	0	1,681,313	4,861,420	0	0	6,344,838
2022: Consiglio	7,992,927	0	0	2,945,549	0	0	0	5,047,378
2021: Boynton	5,665,507	482,722	692,856	2,683,305	1,424,287	(1,724,836)	915,136	3,806,923
2020: Boynton	5,579,824	2,284,996	637,218	1,069,501	4,728,795	958,644	(328,358)	8,221,626

“EOY” = End of Year and “BOY” = Beginning of Year

FISCAL YEAR	SCT TOTAL FOR AVERAGE OTHER NEOS	MINUS SCT CHANGE IN PENSION VALUE FOR AVERAGE OTHER NEOS	PLUS PENSION VALUE SERVICE COST	MINUS SCT EQUITY FOR AVERAGE OTHER NEOS	PLUS EOY FAIR VALUE OF EQUITY AWARDS GRANTED DURING FISCAL YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY	PLUS CHANGE FROM BOY TO EOY IN FAIR VALUE OF AWARDS GRANTED IN ANY PRIOR FISCAL YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY	PLUS CHANGE IN FAIR VALUE FROM BOY TO VESTING DATE OF AWARDS GRANTED IN ANY PRIOR FISCAL YEAR THAT VESTED DURING THE FISCAL YEAR	AVERAGE OTHER NEOS CAP
2022	1,641,145	0	0	780,079	1,456,652	457,703	24,618	2,800,039
2021	1,336,480	0	0	628,263	456,337	(288,141)	49,753	926,166
2020	829,928	0	0	211,313	934,317	121,226	(42,371)	1,631,787

“EOY” = End of Year and “BOY” = Beginning of Year

(3)	Reflects TSR indexed to $100 for the S&P 600 Materials Index, which is an industry line peer group reported in the performance graph included in the Company’s 2022 Annual Report on Form 10-K.

(4)	Reconcilliations of GAAP to non-GAAP financial measures are provided in Appendix F.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	For 2022, CEOs were De Lyle Bloomquist and Vito Consiglio (former); other NEOs were Marcus Moeltner, Joshua Hicks, William Manzer and James Posze. For 2021, the CEO was Paul Boynton (former); other NEOs included Marcus Moeltner, Joshua Hicks, William Manzer and James Posze. For 2020, the CEO was Paul Boynton (former), other NEOs were Marcus Moeltner, Frank Ruperto (former), William Manzer and James Posze
.

Peer Group Issuers, Footnote [Text Block]	Reflects TSR indexed to $100 for the S&P 600 Materials Index, which is an industry line peer group reported in the performance graph included in the Company’s 2022 Annual Report on Form 10-K.
Adjustment To PEO Compensation, Footnote [Text Block]

FISCAL YEAR	SCT TOTAL FOR CEO	MINUS SCT CHANGE IN PENSION VALUE FOR CEO	PLUS PENSION VALUE SERVICE COST	MINUS SCT EQUITY FOR CEO	PLUS EOY FAIR VALUE OF EQUITY AWARDS GRANTED DURING FISCAL YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY	PLUS CHANGE FROM BOY TO EOY IN FAIR VALUE OF AWARDS GRANTED IN ANY PRIOR FISCAL YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY	PLUS CHANGE IN FAIR VALUE FROM BOY TO VESTING DATE OF AWARDS GRANTED IN ANY PRIOR FISCAL YEAR THAT VESTED DURING THE FISCAL YEAR	CEO CAP
2022: Bloomquist	3,164,731	0	0	1,681,313	4,861,420	0	0	6,344,838
2022: Consiglio	7,992,927	0	0	2,945,549	0	0	0	5,047,378
2021: Boynton	5,665,507	482,722	692,856	2,683,305	1,424,287	(1,724,836)	915,136	3,806,923
2020: Boynton	5,579,824	2,284,996	637,218	1,069,501	4,728,795	958,644	(328,358)	8,221,626

Non-PEO NEO Average Total Compensation Amount	$ 1,641,145	$ 1,336,480	$ 829,928
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,800,039	926,166	1,631,787
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

FISCAL YEAR	SCT TOTAL FOR AVERAGE OTHER NEOS	MINUS SCT CHANGE IN PENSION VALUE FOR AVERAGE OTHER NEOS	PLUS PENSION VALUE SERVICE COST	MINUS SCT EQUITY FOR AVERAGE OTHER NEOS	PLUS EOY FAIR VALUE OF EQUITY AWARDS GRANTED DURING FISCAL YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY	PLUS CHANGE FROM BOY TO EOY IN FAIR VALUE OF AWARDS GRANTED IN ANY PRIOR FISCAL YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY	PLUS CHANGE IN FAIR VALUE FROM BOY TO VESTING DATE OF AWARDS GRANTED IN ANY PRIOR FISCAL YEAR THAT VESTED DURING THE FISCAL YEAR	AVERAGE OTHER NEOS CAP
2022	1,641,145	0	0	780,079	1,456,652	457,703	24,618	2,800,039
2021	1,336,480	0	0	628,263	456,337	(288,141)	49,753	926,166
2020	829,928	0	0	211,313	934,317	121,226	(42,371)	1,631,787

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between Company TSR and Peer Group TSR and CAP and Company TSR.
The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and the other NEOs. For reference, SCT total compensation values for each year are also shown. As the graphs below illustrate, CAP amounts for our CEO and other NEOs are aligned with the Company’s TSR, as intended. The graph below also illustrates the relationship between our TSR and the Peer Group TSR.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between CAP and GAAP Net Income.
The graph reflects the relationship between the CEO and Average Other NEO CAP and our GAAP Net Income. GAAP Net Income is not used as a metric in our annual or long-term incentive plans.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between CAP and Adjusted EBITDA (our Company-Selected Measure).
The graph below reflects the relationship between CEO and Average Other NEO CAP and Adjusted EBITDA. Collared Business EBITDA determined 60% of business funding under our 2022 Annual Incentive Plan and is an important measure that, when combined with the other measures in the Annual Incentive Plan and equity incentive program awards, support long-term shareholder value creation. This internal metric is closely aligned with our Company Selected Metric, Adjusted EBITDA. The graph below reflects the relationship between the CEO and Average Other NEO CAP and our Adjusted EBITDA for each year.

(1)	Reconcilliations of GAAP to non-GAAP financial measures are provided in Appendix F.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship between Company TSR and Peer Group TSR and CAP and Company TSR.
The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and the other NEOs. For reference, SCT total compensation values for each year are also shown. As the graphs below illustrate, CAP amounts for our CEO and other NEOs are aligned with the Company’s TSR, as intended. The graph below also illustrates the relationship between our TSR and the Peer Group TSR.

Tabular List [Table Text Block]
Metrics Used for Linking Pay and Performance
. The following is a list of
financial
performance measures, which in our assessment represent the most important financial
performance measures used by the Company to link compensation actually paid to the NEOs for 2022. Each metric below is used for purposes of determining payouts under either our annual incentive program or vesting of our performance stock units. Please see the CD&A for a further description of these metrics and how they are used in the Company’s executive compensation program.

•	Adjusted EBITDA

•	EBITDA Margin

•	Relative TSR

Total Shareholder Return Amount	$ 250	149	170
Peer Group Total Shareholder Return Amount	136	145	123
Net Income (Loss)	$ (14,919,000)	$ 66,414,000	$ 555,000
Company Selected Measure Amount	177	127	100
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Reconcilliations of GAAP to non-GAAP financial measures are provided in Appendix F.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Bloomquist [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,164,731
PEO Actually Paid Compensation Amount	$ 6,344,838
PEO Name	De Lyle Bloomquist
Consiglio [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 7,992,927
PEO Actually Paid Compensation Amount	$ 5,047,378
PEO Name	Vito Consiglio
Boynton [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 5,665,507	$ 5,579,824
PEO Actually Paid Compensation Amount		$ 3,806,923	$ 8,221,626
PEO Name		Paul Boynton	Paul Boynton
PEO [Member] | Bloomquist [Member] | Minus SCT Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0
PEO [Member] | Bloomquist [Member] | Plus Pension Value Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Bloomquist [Member] | Minus SCT Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,681,313
PEO [Member] | Bloomquist [Member] | Plus EOY Fair Value Of Equity Awards Granted During Fiscal Year That Are Outstanding And Unvested At EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,861,420
PEO [Member] | Bloomquist [Member] | Plus Change From BOY To EOY In Fair Value Of Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested At EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Bloomquist [Member] | Plus Change In Fair Value From BOY To Vesting Date Of Awards Granted In Any Prior Fiscal Year That Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Consiglio [Member] | Minus SCT Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Consiglio [Member] | Plus Pension Value Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Consiglio [Member] | Minus SCT Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,945,549
PEO [Member] | Consiglio [Member] | Plus EOY Fair Value Of Equity Awards Granted During Fiscal Year That Are Outstanding And Unvested At EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Consiglio [Member] | Plus Change From BOY To EOY In Fair Value Of Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested At EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Consiglio [Member] | Plus Change In Fair Value From BOY To Vesting Date Of Awards Granted In Any Prior Fiscal Year That Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Boynton [Member] | Minus SCT Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 482,722	$ 2,284,996
PEO [Member] | Boynton [Member] | Plus Pension Value Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		692,856	637,218
PEO [Member] | Boynton [Member] | Minus SCT Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,683,305	1,069,501
PEO [Member] | Boynton [Member] | Plus EOY Fair Value Of Equity Awards Granted During Fiscal Year That Are Outstanding And Unvested At EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,424,287	4,728,795
PEO [Member] | Boynton [Member] | Plus Change From BOY To EOY In Fair Value Of Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested At EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,724,836)	958,644
PEO [Member] | Boynton [Member] | Plus Change In Fair Value From BOY To Vesting Date Of Awards Granted In Any Prior Fiscal Year That Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		915,136	(328,358)
Non-PEO NEO [Member] | Minus SCT Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Plus Pension Value Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Minus SCT Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	780,079	628,263	211,313
Non-PEO NEO [Member] | Plus EOY Fair Value Of Equity Awards Granted During Fiscal Year That Are Outstanding And Unvested At EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,456,652	456,337	934,317
Non-PEO NEO [Member] | Plus Change From BOY To EOY In Fair Value Of Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested At EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	457,703	(288,141)	121,226
Non-PEO NEO [Member] | Plus Change In Fair Value From BOY To Vesting Date Of Awards Granted In Any Prior Fiscal Year That Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 24,618	$ 49,753	$ (42,371)